INCOME TAXES - Reconciliation of tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of average effective tax rate and applicable tax rate
Income before tax	$ 261,047	$ 176,262
Statutory income tax rate	26.80%	26.80%
Expected income tax	$ 69,961	$ 47,240
Differences in tax rates between the Canadian parent and subsidiaries	3,279	8,275
Items not deductible for tax purposes	2,382	1,554
Share based compensation	2,451	1,239
Change in unrecognized deductible temporary differences	24,375	4,643
Revisions to prior period estimates	(1,381)	716
Effect of changes in foreign exchange rates	(7,527)	12,485
Inflationary adjustment and other	(2,133)	(2,680)
Mining taxes	24,331	12,189
Withholding tax expense	5,792	858
Adjustment subject to initial recognition exemption	727	762
Non-deductible mark-to-market adjustment on financial instruments	31,895
Total income taxes	$ 154,152	$ 87,281
Effective tax rate	59.10%	49.50%